Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 9.7	$ 8.2	$ 6.2
China
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	$ 14.9